LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON INVESTMENT TRUST

LEGG MASON TAX-FREE INCOME FUND

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MARCH 11, 2013 TO THE

STATUTORY PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

The following text replaces any inconsistent information on accumulation privilege in the section of the fund’s Prospectus titled “Sales charges – Qualifying for a reduced Class A sales charge – Accumulation privilege” or “Sales charges – Qualifying for a reduced Class A or Class A2 sales charge – Accumulation privilege,” as applicable:

Accumulation Privilege – allows you to combine the current value of shares of the fund with other shares of funds sold by the distributor that are owned by:

•	you or

•	your spouse and children under the age of 21

with the dollar amount of your next purchase of Class A shares or Class A2 shares, as applicable, for purposes of calculating the initial sales charges.

If you hold fund shares in accounts at two or more Service Agents, please contact your Service Agents to determine which shares may be combined.

Shares of money market funds sold by the distributor acquired by exchange from other funds offered with a sales charge may be combined. Shares of money market funds sold by the distributor that were not acquired by exchange from other funds offered with a sales charge may not be combined. Please contact your Service Agent or the fund for additional information.

Certain trustees and other fiduciaries may be entitled to combine accounts in determining their sales charge.

SCHEDULE A

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST	Date of Prospectus
Legg Mason Batterymarch Emerging Markets Trust	May 1, 2012
Legg Mason Batterymarch International Equity Trust	May 1, 2012
Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio	October 31, 2012
Legg Mason BW Absolute Return Opportunities Fund	March 1, 2013
Legg Mason BW Classic Large Cap Value Fund	December 31, 2012
Legg Mason BW Diversified Large Cap Value Fund	February 1, 2013
Legg Mason BW Global Opportunities Bond Fund	October 31, 2012
Legg Mason BW International Opportunities Bond Fund	August 1, 2012
Legg Mason Capital Management Special Investment Trust	March 1, 2013
Legg Mason Capital Management Global Growth Trust	March 1, 2013
Legg Mason Capital Management Value Trust	March 1, 2013
Legg Mason Strategic Real Return Fund	October 31, 2012

LEGG MASON INVESTMENT TRUST	Date of Prospectus
Legg Mason Capital Management Opportunity Trust	May 1, 2012

LEGG MASON TAX-FREE INCOME FUND	Date of Prospectus
Legg Mason Investment Counsel Maryland Tax-Free Income Trust	August 1, 2012

LEGG MASON PARTNERS EQUITY TRUST	Date of Prospectus
ClearBridge Aggressive Growth Fund	December 28, 2012
ClearBridge All Cap Value Fund	February 1, 2013
ClearBridge Appreciation Fund	March 1, 2013
ClearBridge Equity Fund	March 1, 2013
ClearBridge Equity Income Fund	May 1, 2012
ClearBridge International All Cap Opportunity Fund	March 1, 2013
ClearBridge International Small Cap Opportunity Fund	February 1, 2013
ClearBridge Large Cap Growth Fund	March 31, 2012
ClearBridge Large Cap Value Fund	March 1, 2013
ClearBridge Mid Cap Core Fund	March 1, 2013
ClearBridge Mid Cap Growth Fund	March 1, 2013
ClearBridge Select Fund	November 30, 2012
ClearBridge Small Cap Growth Fund	March 1, 2013
ClearBridge Small Cap Value Fund	February 1, 2013
ClearBridge Tactical Dividend Income Fund	March 1, 2013
Legg Mason Batterymarch Global Equity Fund	March 1, 2013
Legg Mason Batterymarch Managed Volatility Global Dividend Fund	February 25, 2013
Legg Mason Batterymarch Managed Volatility International Dividend Fund	February 25, 2013
Legg Mason Batterymarch S&P 500 Index Fund	February 1, 2013
Legg Mason Batterymarch U.S. Large Cap Equity Fund	March 31, 2012
Legg Mason Capital Management All Cap Fund	September 1, 2012
Legg Mason Dynamic Multi-Strategy Fund	June 27, 2012
Legg Mason Esemplia Emerging Markets Long-Short Fund	March 1, 2013
Legg Mason Investment Counsel Financial Services Fund	August 1, 2012
Legg Mason Investment Counsel Social Awareness Fund	May 31, 2012
Legg Mason Lifestyle Allocation 30%	May 31, 2012
Legg Mason Lifestyle Allocation 50%	May 31, 2012
Legg Mason Lifestyle Allocation 70%	May 31, 2012
Legg Mason Lifestyle Allocation 85%	May 31, 2012
Legg Mason Target Retirement 2015	May 31, 2012
Legg Mason Target Retirement 2020	May 31, 2012
Legg Mason Target Retirement 2025	May 31, 2012
Legg Mason Target Retirement 2030	May 31, 2012
Legg Mason Target Retirement 2035	May 31, 2012
Legg Mason Target Retirement 2040	May 31, 2012
Legg Mason Target Retirement 2045	May 31, 2012
Legg Mason Target Retirement 2050	May 31, 2012
Legg Mason Target Retirement Fund	May 31, 2012
Permal Tactical Allocation Fund	May 1, 2012

LEGG MASON PARTNERS INCOME TRUST	Date of Prospectus
Western Asset California Municipals Fund	July 1, 2012
Western Asset Managed Municipals Fund	July 1, 2012
Western Asset Emerging Markets Debt Fund	July 1, 2012
Western Asset Intermediate-Term Municipals Fund	August 1, 2012
Western Asset New Jersey Municipals Fund	August 1, 2012
Western Asset New York Municipals Fund	August 1, 2012
Western Asset Pennsylvania Municipals Fund	August 1, 2012
Western Asset Oregon Municipals Fund	September 1, 2012
Western Asset Adjustable Rate Income Fund	August 1, 2012
Western Asset Global Strategic Income Fund	November 28, 2012
Western Asset High Income Fund	November 28, 2012
Western Asset Municipal High Income Fund	November 28, 2012
Western Asset Short Duration Municipal Income Fund	March 1, 2013
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2012
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2012
Western Asset Massachusetts Municipals Fund	March 31, 2012
Western Asset Global High Yield Bond Fund	August 1, 2012
Western Asset Mortgage Backed Securities Fund	August 1, 2012
Western Asset Corporate Bond Fund	August 1, 2012
Western Asset Short-Term Bond Fund	August 1, 2012

WESTERN ASSET FUNDS, INC.	Date of Prospectus
Western Asset Asian Opportunities Fund	March 1, 2013
Western Asset Core Bond Fund	October 4, 2012
Western Asset Core Plus Bond Fund	October 4, 2012
Western Asset Enhanced Equity Fund	May 1, 2012
Western Asset Global Government Bond Fund	May 1, 2012
Western Asset Global Multi-Sector Fund	May 1, 2012
Western Asset High Yield Fund	May 1, 2012
Western Asset Inflation Indexed Plus Bond Fund	October 4, 2012
Western Asset Intermediate Bond Fund	May 1, 2012
Western Asset Total Return Unconstrained Fund	May 1, 2012

Please retain this supplement for future reference.

LMFX015406